ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 30, 2014

TO THE PROSPECTUS OF ARTISAN PARTNERS FUNDS, INC. (Advisor Shares)

DATED FEBRUARY 21, 2014

ARTISAN GLOBAL OPPORTUNITIES FUND

The following information replaces the information under the subheading “Portfolio Managers” on page 4 of Artisan Funds’ Advisor Shares prospectus in its entirety:

Name	Title	Length of Service

James D. Hamel	Managing Director and Lead Portfolio Manager, Artisan Partners	Since 2008 (inception)

Matthew H. Kamm	Managing Director and Portfolio Manager, Artisan Partners	Since January 2010

Craigh A. Cepukenas	Managing Director and Portfolio Manager, Artisan Partners	Since September 2013

Jason L. White	Associate Portfolio Manager, Artisan Partners	Since January 2011

ARTISAN MID CAP FUND

The following information replaces the information under the subheading “Portfolio Managers” on page 18 of Artisan Funds’ Advisor Shares prospectus in its entirety:

Name	Title	Length of Service

Matthew H. Kamm	Managing Director and Lead Portfolio Manager, Artisan Partners	Since January 2010

James D. Hamel	Managing Director and Portfolio Manager, Artisan Partners	Since July 2006

Craigh A. Cepukenas	Managing Director and Portfolio Manager, Artisan Partners	Since September 2013

Jason L. White	Associate Portfolio Manager, Artisan Partners	Since January 2011

ARTISAN GLOBAL OPPORTUNITIES FUND

ARTISAN MID CAP FUND

The following information replaces the information regarding Artisan Global Opportunities Fund and Artisan Mid Cap Fund under the subheading “Portfolio Managers” on page 34 of Artisan Funds’ Advisor Shares prospectus in its entirety:

Artisan Global Opportunities Fund	James D. Hamel, CFA Craigh A. Cepukenas, CFA Matthew H. Kamm, CFA Jason L. White, CFA	Lead Portfolio Manager Portfolio Manager Portfolio Manager Associate Portfolio Manager

Artisan Mid Cap Fund	Matthew H. Kamm, CFA Craigh A. Cepukenas, CFA James D. Hamel, CFA Jason L. White, CFA	Lead Portfolio Manager Portfolio Manager Portfolio Manager Associate Portfolio Manager

The second to last paragraph under the subheading “Portfolio Managers” on page 35 of Artisan Funds’ Advisor Shares prospectus is deleted in its entirety.

Please Retain This Supplement for Future Reference

ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 30, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) OF ARTISAN PARTNERS FUNDS, INC. (Advisor Shares)

DATED FEBRUARY 21, 2014

ARTISAN GLOBAL OPPORTUNITIES FUND

ARTISAN MID CAP FUND

All references to Andrew C. Stephens in Artisan Funds’ Advisor Shares SAI are removed.

Please Retain This Supplement for Future Reference